Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 12,023	$ 5,919
Recorded Investment With No Allowance	6,540	0
Recorded Investment With Allowance	3,766	4,396
Total Recorded Investment	10,306	4,396
Related Allowance	401	443
Average Recorded Investment	7,352	5,647
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12,023	5,919
Recorded Investment With No Allowance	6,540	0
Recorded Investment With Allowance	3,766	4,396
Total Recorded Investment	10,306	4,396
Related Allowance	401	443
Average Recorded Investment	7,352	5,647
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	0	0
Total Recorded Investment	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	269	0
Recorded Investment With No Allowance	269	0
Recorded Investment With Allowance	0	0
Total Recorded Investment	269	0
Related Allowance	0	0
Average Recorded Investment	135	62
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,153	303
Recorded Investment With No Allowance	1,062	0
Recorded Investment With Allowance	91	303
Total Recorded Investment	1,153	303
Related Allowance	27	46
Average Recorded Investment	728	875
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	10,601	5,616
Recorded Investment With No Allowance	5,209	0
Recorded Investment With Allowance	3,675	4,093
Total Recorded Investment	8,884	4,093
Related Allowance	374	397
Average Recorded Investment	$ 6,489	$ 4,710